FINANCIAL ASSETS DESIGNATED AT FAIR VALUE THROUGH PROFIT OR LOSS (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of financial instruments designated at fair value through profit or loss explanatory [Abstract]
Disclosure Of Detailed Information About Income From Fianancial Assets Designated At Fair Value Through Profit Or Loss [Table Text Block]
The profit resulting from these assets is shown in “Net income on financial assets designated at fair value through profit or loss” in the consolidated statement of income.

	2018	2017
	S/(000)	S/(000)

Net profit on sale of financial investments	25,342	27,764
Changes in the fair value of financial assets	(90,467)	30,719
Dividends, interests and others	11,190	9,150
Total	(53,935)	67,633